Leuthold Grizzly Short Fund
Schedule of Investments
as of December 31, 2023 (Unaudited)

SHORT-TERM INVESTMENTS - 97.6%	Shares	Value
Money Market Funds - 76.0%
Fidelity Institutional Money Market Funds - Government Portfolio - Class Institutional, 5.25%(a)(b)	59,854,672	$59,854,672

U.S. Treasury Bills - 21.6%	Par
5.39%, 01/11/2024(b)(c)	17,000,000	16,974,878
TOTAL SHORT-TERM INVESTMENTS (Cost $76,829,550)		76,829,550

TOTAL INVESTMENTS - 97.6% (Cost $76,829,550)		$76,829,550
Other Assets in Excess of Liabilities - 2.4%		1,903,414
TOTAL NET ASSETS - 100.0%		$78,732,964

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	The rate shown represents the 7-day effective yield as of December 31, 2023.
(b)	All or a portion of the assets have been committed as collateral for open securities sold short.
(c)	The rate shown is the effective yield.

Leuthold Grizzly Short Fund
Schedule of Securities Sold Short(a)
as of December 31, 2023 (Unaudited)

COMMON STOCKS - (75.4)%	Shares	Value
Aerospace & Defense - (3.2)%
HEICO Corp.	(2,328)	$(416,409)
L3Harris Technologies, Inc.	(4,205)	(885,657)
RTX Corp.	(9,822)	(826,423)
Spirit AeroSystems Holdings, Inc. - Class A	(12,515)	(397,727)
		(2,526,216)

Automobile Components - (0.6)%
Dorman Products, Inc.	(5,540)	(462,091)

Automobiles - (1.3)%
Tesla, Inc.	(4,043)	(1,004,605)

Banks - (2.7)%
Commerce Bancshares, Inc./MO	(9,624)	(514,018)
First Financial Bankshares, Inc.	(16,197)	(490,769)
Independent Bank Group, Inc.	(9,510)	(483,869)
Seacoast Banking Corp. of Florida	(21,165)	(602,356)
		(2,091,012)

Beverages - (1.2)%
Brown-Forman Corp. - Class B	(16,481)	(941,065)

Biotechnology - (0.9)%
Moderna, Inc.	(7,442)	(740,107)

Broadline Retail - (1.1)%
Coupang, Inc.	(55,295)	(895,226)

Capital Markets - (5.3)%
Blackstone, Inc.	(7,442)	(974,307)
Charles Schwab Corp.	(15,710)	(1,080,848)
Cohen & Steers, Inc.	(7,746)	(586,604)
Houlihan Lokey, Inc.	(3,296)	(395,223)
MarketAxess Holdings, Inc.	(2,247)	(658,034)
PJT Partners, Inc. - Class A	(5,033)	(512,712)
		(4,207,728)

Chemicals - (4.5)%
Albemarle Corp.	(7,182)	(1,037,655)
Corteva, Inc.	(14,178)	(679,410)
International Flavors & Fragrances, Inc.	(6,351)	(514,240)
Sensient Technologies Corp.	(6,894)	(455,004)
Stepan Co.	(4,570)	(432,094)
Tronox Holdings PLC	(32,325)	(457,722)
		(3,576,125)

Commercial Services & Supplies - (2.3)%
Casella Waste Systems, Inc. - Class A	(5,333)	(455,758)
Rollins, Inc.	(19,458)	(849,731)
Stericycle, Inc.	(9,640)	(477,758)
		(1,783,247)

Communications Equipment - (1.9)%
Harmonic, Inc.	(43,603)	(568,583)
Ubiquiti, Inc.	(3,248)	(453,291)
ViaSat, Inc.	(15,828)	(442,393)
		(1,464,267)

Consumer Staples Distribution & Retail - (0.6)%
Chefs' Warehouse, Inc.	(16,477)	(484,918)

Containers & Packaging - (1.7)%
Ball Corp.	(18,180)	(1,045,714)
Sealed Air Corp.	(8,618)	(314,729)
		(1,360,443)

Diversified Consumer Services - (0.6)%
Service Corp. International/US	(6,736)	(461,079)

Electrical Equipment - (1.0)%
Ballard Power Systems, Inc.	(77,628)	(287,224)
Shoals Technologies Group, Inc. - Class A	(31,287)	(486,200)
		(773,424)

Electronic Equipment, Instruments & Components - (2.0)%
Cognex Corp.	(11,911)	(497,165)
Corning, Inc.	(35,351)	(1,076,438)
		(1,573,603)

Energy Equipment & Services - (0.5)%
Patterson-UTI Energy, Inc.	(36,149)	(390,409)

Entertainment - (2.3)%
ROBLOX Corp. - Class A	(20,589)	(941,329)
Walt Disney Co.	(9,964)	(899,650)
		(1,840,979)

Financial Services - (0.5)%
Jack Henry & Associates, Inc.	(2,583)	(422,088)

Food Products - (2.8)%
Hormel Foods Corp.	(19,754)	(634,301)
J & J Snack Foods Corp.	(3,256)	(544,208)
Tyson Foods, Inc. - Class A	(10,175)	(546,906)
Utz Brands, Inc.	(31,620)	(513,509)
		(2,238,924)

Health Care Equipment & Supplies - (6.8)%
Becton Dickinson and Co.	(3,743)	(912,656)
Dexcom, Inc.	(6,432)	(798,147)
Globus Medical, Inc. - Class A	(9,181)	(489,255)
Masimo Corp.	(4,668)	(547,136)
PROCEPT BioRobotics Corp.	(13,480)	(564,947)
ResMed, Inc.	(5,199)	(894,332)
STAAR Surgical Co.	(13,772)	(429,824)
Tandem Diabetes Care, Inc.	(23,545)	(696,461)
		(5,332,758)

Health Care Providers & Services - (0.4)%
Guardant Health, Inc.	(11,416)	(308,803)

Hotels, Restaurants & Leisure - (2.7)%
Churchill Downs, Inc.	(3,638)	(490,875)
Planet Fitness, Inc. - Class A	(6,712)	(489,976)
Restaurant Brands International, Inc.	(14,141)	(1,104,836)
		(2,085,687)

Household Durables - (0.7)%
Sonos, Inc.	(30,285)	(519,085)

Household Products - (1.1)%
Clorox Co.	(6,120)	(872,651)

Independent Power and Renewable Electricity Producers - (1.1)%
AES Corp.	(27,402)	(527,489)
Ormat Technologies, Inc.	(4,761)	(360,836)
		(888,325)

IT Services - (0.7)%
Globant SA	(2,409)	(573,294)

Life Sciences Tools & Services - (2.9)%
10X Genomics, Inc. - Class A	(6,958)	(389,370)
Bio-Techne Corp.	(5,284)	(407,713)
Repligen Corp.	(2,827)	(508,295)
Waters Corp.	(2,940)	(967,936)
		(2,273,314)

Machinery - (2.8)%
Kornit Digital Ltd.	(14,863)	(284,775)
RBC Bearings, Inc.	(1,784)	(508,244)
Toro Co.	(4,031)	(386,935)
Xylem, Inc./NY	(8,975)	(1,026,381)
		(2,206,335)

Metals & Mining - (2.3)%
Alcoa Corp.	(9,567)	(325,278)
Compass Minerals International, Inc.	(12,568)	(318,222)
MP Materials Corp.	(18,825)	(373,676)
Teck Resources Ltd. - Class B	(18,740)	(792,140)
		(1,809,316)

Oil, Gas & Consumable Fuels - (3.2)%
New Fortress Energy, Inc.	(14,522)	(547,915)
Occidental Petroleum Corp.	(13,180)	(786,978)
Talos Energy, Inc.	(27,493)	(391,225)
Texas Pacific Land Corp.	(495)	(778,363)
		(2,504,481)

Paper & Forest Products - (0.6)%
Louisiana-Pacific Corp.	(7,206)	(510,401)

Passenger Airlines - (1.5)%
Alaska Air Group, Inc.	(10,633)	(415,431)
Southwest Airlines Co.	(25,261)	(729,538)
		(1,144,969)

Personal Care Products - (0.7)%
Estee Lauder Cos., Inc. - Class A	(3,625)	(530,156)

Professional Services - (4.4)%
Booz Allen Hamilton Holding Corp.	(7,961)	(1,018,292)
Dun & Bradstreet Holdings, Inc.	(37,626)	(440,224)
Equifax, Inc.	(3,605)	(891,481)
Exponent, Inc.	(4,810)	(423,472)
FTI Consulting, Inc.	(2,198)	(437,732)
Paylocity Holdings Corp.	(1,772)	(292,114)
		(3,503,315)

Semiconductors & Semiconductor Equipment - (2.8)%
Impinj, Inc.	(8,464)	(762,014)
Power Integrations, Inc.	(5,832)	(478,865)
Texas Instruments, Inc.	(5,710)	(973,327)
		(2,214,206)

Specialty Retail - (2.0)%
Five Below, Inc.	(2,559)	(545,476)
Tractor Supply Co.	(4,631)	(995,804)
		(1,541,280)

Water Utilities - (1.7)%
American Water Works Co., Inc.	(6,687)	(882,617)
California Water Service Group	(9,234)	(478,968)
		(1,361,585)
TOTAL COMMON STOCKS (Proceeds $(57,294,546))		(59,417,517)

EXCHANGE TRADED FUNDS - (21.0)%
Consumer Staples Select Sector SPDR Fund	(34,166)	(2,460,977)
Invesco Nasdaq 100 ETF	(19,454)	(3,278,777)
iShares Expanded Tech-Software Sector ETF	(2,677)	(1,085,899)
iShares U.S. Medical Devices ETF	(30,095)	(1,624,227)
Materials Select Sector SPDR Fund	(22,596)	(1,932,862)
Real Estate Select Sector SPDR Fund	(59,950)	(2,401,597)
SPDR S&P 500 ETF Trust	(2,551)	(1,212,516)
Utilities Select Sector SPDR Fund	(39,528)	(2,503,308)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $(15,720,190))		(16,500,163)

REAL ESTATE INVESTMENT TRUSTS - (0.6)%
Rexford Industrial Realty, Inc.	(8,342)	(467,986)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $(429,468))		(467,986)

TOTAL SECURITIES SOLD SHORT – (97.0)% (Proceeds $(73,444,204))		$(76,385,666)

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company
SA - Sociedad Anónima

(a) Non-income producing security.

Summary of Fair Value Exposure at December 31, 2023 (Unaudited)

The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2023:

Leuthold Grizzly Short Fund
	Level 1	Level 2	Level 3	Total
Investments:
Money Market Funds	$59,854,672	$–	$–	$59,854,672
U.S. Treasury Bills	–	16,974,878	–	16,974,878
Total Investments	$59,854,672	$16,974,878	$–	$76,829,550

Investments Sold Short:
	Level 1	Level 2	Level 3	Total
Common Stocks	$(59,417,517)	$–	$–	$(59,417,517)
Exchange Traded Funds	(16,500,163)	–	–	(16,500,163)
Real Estate Investment Trusts	(467,986)	–	–	(467,986)
Total Investments Sold Short	$(76,385,666)	$–	$–	$(76,385,666)

Refer to the Schedule of Securities Sold Short for industry classifications.